8. MINERAL PROPERTY INTERESTS (Tables)	9 Months Ended
Sep. 30, 2012
Mineral Property Interests Tables
Capitalized mineral property acquisition costs

	September 30, 2012	December 31, 2011

USA
Ann Mason	$56,387,302	$50,973,368
Empirical	1,002,078	532,550
Other	305,703	199,754
Total USA	57,695,083	51,705,672

AUSTRALIA
Blue Rose JV	577,847	558,927
Mystique	428,184	414,164
Total Australia	1,006,031	973,091

Total all locations	$58,678,763	$52,678,76

Exploration costs expensed

	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011

US	$728,767	$2,922,151	$5,275,592	$10,585,946
Mongolia	395,662	667,094	1,615,462	2,175,660
Other	103,912	72,885	355,358	246,330

Total all locations	$1,228,341	$3,662,130	$7,246,412	$13,007,936